SECURITIES AVAILABLE FOR SALE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Securities available for sale
Amortized Cost	$ 120,463,474	$ 86,381,381
Gross Unrealized Gains	707,890	2,016,034
Gross Unrealized (Losses)	(3,394,382)	(117,335)
Fair Value	117,776,982	88,280,080
Unrealized losses and fair value
Less than 12 Months, Fair Value	68,813,227	22,271,625
Less than 12 Months, Unrealized Losses	(2,606,685)	(113,101)
12 Months or More, Fair Value	10,131,258	329,715
12 Months or More, Unrealized Losses	(787,697)	(4,234)
Total Fair Value	78,944,485	22,601,340
Total Unrealized Losses	(3,394,382)	(117,335)
Number of securities in an unrealized loss position	97	23
Percentage by which debt securities with unrealized losses are depreciated from their amortized cost basis	4.12%
Number of securities in an unrealized loss position for more than twelve months	14
Percentage of unrealized loss position	7.21%
U.S. government agency obligations
Securities available for sale
Amortized Cost	41,982,901	19,596,009
Gross Unrealized Gains	34,010	212,845
Gross Unrealized (Losses)	(1,101,316)	(15,352)
Fair Value	40,915,595	19,793,502
Unrealized losses and fair value
Less than 12 Months, Fair Value	32,313,881	1,490,123
Less than 12 Months, Unrealized Losses	(962,837)	(15,352)
12 Months or More, Fair Value	1,364,739
12 Months or More, Unrealized Losses	(138,479)
Total Fair Value	33,678,620	1,490,123
Total Unrealized Losses	(1,101,316)	(15,352)
Number of securities in an unrealized loss position	18
U.S. treasury securities
Securities available for sale
Amortized Cost	5,000,000
Fair Value	5,000,000
State and municipal securities
Securities available for sale
Amortized Cost	39,827,427	35,068,040
Gross Unrealized Gains	439,363	1,375,995
Gross Unrealized (Losses)	(1,521,921)	(40,112)
Fair Value	38,744,869	36,403,923
Unrealized losses and fair value
Less than 12 Months, Fair Value	20,013,766	6,952,889
Less than 12 Months, Unrealized Losses	(1,112,126)	(40,112)
12 Months or More, Fair Value	3,322,850
12 Months or More, Unrealized Losses	(409,795)
Total Fair Value	23,336,616	6,952,889
Total Unrealized Losses	(1,521,921)	(40,112)
Number of securities in an unrealized loss position	56
Other securities
Securities available for sale
Amortized Cost	248,501	248,501
Fair Value	248,501	248,501
Certificate of Deposit
Securities available for sale
Amortized Cost	245,000	245,000
Fair Value	245,000	245,000
Mortgage-backed: residential
Securities available for sale
Amortized Cost	33,404,645	31,468,831
Gross Unrealized Gains	234,517	427,194
Gross Unrealized (Losses)	(771,145)	(61,871)
Fair Value	32,868,017	31,834,154
Unrealized losses and fair value
Less than 12 Months, Fair Value	16,485,580	13,828,613
Less than 12 Months, Unrealized Losses	(531,722)	(57,637)
12 Months or More, Fair Value	5,443,669	329,715
12 Months or More, Unrealized Losses	(239,423)	(4,234)
Total Fair Value	21,929,249	14,158,328
Total Unrealized Losses	$ (771,145)	$ (61,871)
Number of securities in an unrealized loss position	23